Key Economic Assumptions used in Estimating the Fair Values at the Date of Securitizations (Detail)	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2009
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Weighted average life (years)	0
Prepayment speed		1.30%
Expected credit losses	0.00%
Residual cash flows discount rate	0.00%
Minimum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Weighted average life (years)		1.22
Expected credit losses		0.27%
Residual cash flows discount rate		6.53%
Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Weighted average life (years)		1.53
Expected credit losses		1.32%
Residual cash flows discount rate		40.13%